21. Direct taxes, charges and contributions payable (Tables)	12 Months Ended
Dec. 31, 2020
Direct Taxes, Charges And Contributions Payable [Abstract]
Schedule of direct taxes charges and contributions payable

The legislation allows companies to opt for quarterly or monthly payment of income tax and social contribution. Since 2016 the company has chosen to make the monthly payment of income tax and social contribution.

	2020	2019

Direct taxes, fees and contributions payable	508,743	508,615

Income tax and social contribution	313,145	346,097
PIS / COFINS	154,353	130,327
Other (1)	41,245	32,191

Current portion	(296,299)	(296,305)
Non-current portion	212,444	212,310

(1) The breakdown of this account mainly refers to the company's adhesion to the Tax Recovery Program - REFIS from 2009 for payment of installments of the outstanding debts of federal taxes (PIS – Social Integration Program, COFINS – Contribution to Social Security Financing, IRPJ – Corporate Income Tax and CSLL – social contribution on Net Income), whose final maturity will be on October 31, 2024.